John Hancock U.S. Growth Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock U.S. Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 591
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	1,607
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,809
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	870
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,339
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,156
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 749